VENERABLE LETTERHEAD

J. NEIL MCMURDIE
VICE PRESIDENT AND SENIOR COUNSEL
PHONE: (860) 944-4114 | EMAIL: NEIL.MCMURDIE@VENERABLEANNUITY.COM

July 21, 2020

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 71 to Registration Statement on Form N-4
Prospectus Title: GoldenSelect Premium Plus®
File Nos.: 333-28755 and 811-05626
Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
•     The form of Prospectus Supplement, Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•     The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on July 15, 2020, by EDGARLink to be effective July 15, 2020.

If you have any questions regarding this submission, please call the undersigned at 860-944-4114.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie